Provision for expected credit losses (Tables)	12 Months Ended
Sep. 30, 2023
Provision for expected credit losses
Provisions for ECL on loans and credit commitments by stage

	2023				2022
			Non-				Non-
	Performing		performing		Performing		performing
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Consolidated
Provision for ECL on loans
Housing	152	1,036	513	1,701	137	1,082	415	1,634
Personal	64	198	98	360	78	220	123	421
Business	355	1,231	786	2,372	502	811	838	2,151
Total provision for ECL on loans	571	2,465	1,397	4,433	717	2,113	1,376	4,206
Provision for ECL on credit commitments
Housing	6	16	-	22	6	13	-	19
Personal	18	27	-	45	21	30	-	51
Business	111	300	19	430	141	185	23	349
Total provision for ECL on credit commitments	135	343	19	497	168	228	23	419
Total provision for ECL on loans and credit commitments	706	2,808	1,416	4,930	885	2,341	1,399	4,625
Presented as provision for ECL on:
Loans (Note 9)	571	2,465	1,397	4,433	717	2,113	1,376	4,206
Credit commitments (Note 25)	135	343	19	497	168	228	23	419
Total provision for ECL on loans and credit commitments	706	2,808	1,416	4,930	885	2,341	1,399	4,625
Of which:
Individually assessed provisions	-	-	351	351	-	-	452	452
Collectively assessed provisions	706	2,808	1,065	4,579	885	2,341	947	4,173
Total provision for ECL on loans and credit commitments	706	2,808	1,416	4,930	885	2,341	1,399	4,625
Gross loans	605,761	163,583	8,343	777,687	614,762	121,845	7,246	743,853
Credit commitments	177,971	27,814	366	206,151	184,535	15,217	347	200,099
Gross loans and credit commitments	783,732	191,397	8,709	983,838	799,297	137,062	7,593	943,952
Coverage ratio on loans (%)	0.09	1.51	16.74	0.57	0.12	1.73	18.99	0.57
Coverage ratio on loans and credit commitments (%)	0.09	1.47	16.26	0.50	0.11	1.71	18.42	0.49

Note 10. Provision for expected credit losses (continued)

	2023				2022
			Non-				Non-
	Performing		performing		Performing		performing
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Parent Entity
Provision for ECL on loans
Housing	117	907	446	1,470	102	1,005	369	1,476
Personal	55	172	90	317	69	194	112	375
Business	306	1,026	694	2,026	453	656	736	1,845
Total provision for ECL on loans	478	2,105	1,230	3,813	624	1,855	1,217	3,696
Provision for ECL on credit commitments
Housing	4	13	-	17	4	11	-	15
Personal	13	19	-	32	16	24	-	40
Business	105	282	18	405	133	173	23	329
Total provision for ECL on credit commitments	122	314	18	454	153	208	23	384
Total provision for ECL on loans and credit commitments	600	2,419	1,248	4,267	777	2,063	1,240	4,080
Presented as provision for ECL on:
Loans (Note 9)	478	2,105	1,230	3,813	624	1,855	1,217	3,696
Credit commitments (Note 25)	122	314	18	454	153	208	23	384
Total provision for ECL on loans and credit commitments	600	2,419	1,248	4,267	777	2,063	1,240	4,080
Of which:
Individually assessed provisions	-	-	301	301	-	-	388	388
Collectively assessed provisions	600	2,419	947	3,966	777	2,063	852	3,692
Total provision for ECL on loans and credit commitments	600	2,419	1,248	4,267	777	2,063	1,240	4,080
Gross loans	533,446	140,873	7,515	681,834	537,339	111,450	6,624	655,413
Credit commitments	156,080	24,390	343	180,813	162,950	13,353	329	176,632
Gross loans and credit commitments	689,526	165,263	7,858	862,647	700,289	124,803	6,953	832,045
Coverage ratio on loans (%)	0.09	1.49	16.37	0.56	0.12	1.66	18.37	0.56
Coverage ratio on loans and credit commitments (%)	0.09	1.46	15.88	0.49	0.11	1.65	17.83	0.49

Movement in provisions for ECL on loans and credit commitments

	Consolidated				Parent Entity
			Non-				Non-
	Performing		performing		Performing		performing
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance as at 30 September 2021	936	2,091	1,972	4,999	780	1,735	1,748	4,263
Transfers to Stage 1	912	(792)	(120)	-	748	(646)	(102)	-
Transfers to Stage 2	(235)	1,002	(767)	-	(198)	900	(702)	-
Transfers to Stage 3	(14)	(383)	397	-	(12)	(343)	355	-
Business activity during the year	354	(244)	(340)	(230)	328	(234)	(320)	(226)
Net remeasurement of provision for ECL	(1,066)	689	1,129	752	(875)	651	1,055	831
Write-offs	-	-	(934)	(934)	-	-	(851)	(851)
Exchange rate and other adjustments	(2)	(22)	62	38	6	-	57	63
Balance as at 30 September 2022	885	2,341	1,399	4,625	777	2,063	1,240	4,080
Transfers to Stage 1	1,675	(1,546)	(129)	-	1,340	(1,222)	(118)	-
Transfers to Stage 2	(640)	1,119	(479)	-	(479)	917	(438)	-
Transfers to Stage 3	(8)	(496)	504	-	(7)	(448)	455	-
Business activity during the year	269	140	(296)	113	229	168	(268)	129
Net remeasurement of provision for ECL	(1,479)	1,239	965	725	(1,261)	941	892	572
Write-offs	-	-	(601)	(601)	-	-	(554)	(554)
Exchange rate and other adjustments	4	11	53	68	1	-	39	40
Balance as at 30 September 2023	706	2,808	1,416	4,930	600	2,419	1,248	4,267

The provision for ECL on loans and credit commitments can be further disaggregated into the following classes and stages:

	Consolidated				Parent Entity
			Non-				Non-
	Performing		performing		Performing		performing
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Housing
Balance as at 30 September 2021	160	741	607	1,508	118	674	552	1,344
Transfers to Stage 1	206	(191)	(15)	-	166	(158)	(8)	-
Transfers to Stage 2	(32)	508	(476)	-	(29)	481	(452)	-
Transfers to Stage 3	-	(90)	90	-	-	(87)	87	-
Business activity during the year	41	(58)	(166)	(183)	38	(55)	(155)	(172)
Net remeasurement of provision for ECL	(229)	191	404	366	(187)	161	363	337
Write-offs	-	-	(45)	(45)	-	-	(35)	(35)
Exchange rate and other adjustments	(3)	(6)	16	7	-	-	17	17
Balance as at 30 September 2022	143	1,095	415	1,653	106	1,016	369	1,491
Transfers to Stage 1	507	(499)	(8)	-	422	(419)	(3)	-
Transfers to Stage 2	(60)	314	(254)	-	(44)	279	(235)	-
Transfers to Stage 3	-	(131)	131	-	-	(125)	125	-
Business activity during the year	52	(74)	(128)	(150)	49	(71)	(115)	(137)
Net remeasurement of provision for ECL	(486)	342	387	243	(412)	240	332	160
Write-offs	-	-	(50)	(50)	-	-	(43)	(43)
Exchange rate and other adjustments	2	5	20	27	-	-	16	16
Balance as at 30 September 2023	158	1,052	513	1,723	121	920	446	1,487

Note 10. Provision for expected credit losses (continued)

	Consolidated				Parent Entity
			Non-				Non-
	Performing		performing		Performing		performing
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Personal
Balance as at 30 September 2021	153	355	174	682	134	304	151	589
Transfers to Stage 1	353	(345)	(8)	-	281	(280)	(1)	-
Transfers to Stage 2	(86)	208	(122)	-	(81)	193	(112)	-
Transfers to Stage 3	-	(145)	145	-	-	(133)	133	-
Business activity during the year	18	(16)	(19)	(17)	17	(14)	(16)	(13)
Net remeasurement of provision for ECL	(337)	195	286	144	(266)	148	279	161
Write-offs	-	-	(350)	(350)	-	-	(337)	(337)
Exchange rate and other adjustments	(2)	(2)	17	13	-	-	15	15
Balance as at 30 September 2022	99	250	123	472	85	218	112	415
Transfers to Stage 1	367	(364)	(3)	-	323	(322)	(1)	-
Transfers to Stage 2	(58)	125	(67)	-	(54)	114	(60)	-
Transfers to Stage 3	-	(138)	138	-	-	(128)	128	-
Business activity during the year	28	(10)	(25)	(7)	26	(8)	(24)	(6)
Net remeasurement of provision for ECL	(355)	360	275	280	(312)	317	263	268
Write-offs	-	-	(358)	(358)	-	-	(341)	(341)
Exchange rate and other adjustments	1	2	15	18	-	-	13	13
Balance as at 30 September 2023	82	225	98	405	68	191	90	349

	Consolidated				Parent Entity
			Non-				Non-
	Performing		performing		Performing		performing
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Business
Balance as at 30 September 2021	623	995	1,191	2,809	528	757	1,045	2,330
Transfers to Stage 1	353	(256)	(97)	-	301	(208)	(93)	-
Transfers to Stage 2	(117)	286	(169)	-	(88)	226	(138)	-
Transfers to Stage 3	(14)	(148)	162	-	(12)	(123)	135	-
Business activity during the year	295	(170)	(155)	(30)	273	(165)	(149)	(41)
Net remeasurement of provision for ECL	(500)	303	439	242	(422)	342	413	333
Write-offs	-	-	(539)	(539)	-	-	(479)	(479)
Exchange rate and other adjustments	3	(14)	29	18	6	-	25	31
Balance as at 30 September 2022	643	996	861	2,500	586	829	759	2,174
Transfers to Stage 1	801	(683)	(118)	-	595	(481)	(114)	-
Transfers to Stage 2	(522)	680	(158)	-	(381)	524	(143)	-
Transfers to Stage 3	(8)	(227)	235	-	(7)	(195)	202	-
Business activity during the year	189	224	(143)	270	154	247	(129)	272
Net remeasurement of provision for ECL	(638)	537	303	202	(537)	384	297	144
Write-offs	-	-	(193)	(193)	-	-	(170)	(170)
Exchange rate and other adjustments	1	4	18	23	1	-	10	11
Balance as at 30 September 2023	466	1,531	805	2,802	411	1,308	712	2,431

Reconciliation of impairment charges

	Consolidated		Parent Entity
$m	2023	2022	2023	2022
Loans and credit commitments:
Business activity during the year	113	(230)	129	(226)
Net remeasurement of provision for ECL	725	752	572	831
Impairment charges for debt securities at amortised cost	-	4	-	1
Impairment charges for debt securities at FVOCI	1	(2)	1	(2)
Impairment on due from subsidiaries	-	-	(7)	25
Recoveries	(191)	(189)	(184)	(180)
Impairment charges/(benefits) (Note 6)	648	335	511	449

Schedule of write-offs net of recoveries to average loans

	Consolidated
%	2023	2022
Write-offs net of recoveries to average loans
Housing	0.01	0.01
Personal	1.78	1.28
Business	0.07	0.27
Total write-offs net of recoveries to average loans	0.05	0.10

Schedule of impact of overlays on the provision for ECL

	Consolidated		Parent Entity
$m	2023	2022	2023	2022
Modelled provision for ECL on loans and credit commitments	4,498	3,925	3,880	3,504
Overlays	432	700	387	576
Total provision for ECL on loans and credit commitments	4,930	4,625	4,267	4,080

Summary of key macroeconomic assumptions for base case scenario

Key economic assumptions for base case scenario	30 September 2023	30 September 2022
Annual GDP: Australia	Forecast growth of 1.2% for calendar year 2023 and 1.6% for calendar year 2024	Forecast growth of 3.4% for calendar year 2022 and 1.0% for calendar year 2023
New Zealand	Forecast growth of 0.8% for calendar year 2023 and 0.2% for calendar year 2024	Forecast growth of 1.9% for calendar year 2022 and 1.6% for calendar year 2023
Commercial property index, Australia	Forecast price contraction of 15.0% for calendar year 2023 and 0.5% for calendar year 2024	Forecast price contraction of 4.7% for calendar year 2022 and 3.0% for calendar year 2023
Residential property prices: Australia	Forecast price appreciation of 5.8% for calendar year 2023 and 4.0% for calendar year 2024	Forecast price contraction of 6.5% for calendar year 2022 and 7.8% for calendar year 2023
New Zealand	Forecast price change of -1.0% for calendar year 2023 and 7.7% for calendar year 2024	Forecast price contraction of 10.0% for calendar year 2022 and 5.0% for calendar year 2023
Cash rate, Australia	Forecast cash rate of 4.1% at December 2023 and 3.6% at December 2024	Forecast cash rate of 3.35% at December 2022 and 3.6% at December 2023
Unemployment rate: Australia	Forecast rate of 3.9% at December 2023 and 4.7% at December 2024	Forecast rate of 3.1% at December 2022 and 4.4% at December 2023
New Zealand	Forecast rate of 4.3% at December 2023 and 5.2% at December 2024	Forecast rate of 3.4% at December 2022 and 3.8% at December 2023

Summary of the the probability weighted scenarios

The following sensitivity table shows the reported provision for ECL on loans and credit commitments based on the probability weighted scenarios and what the provision for ECL on loans and credit commitments would be assuming a 100% weighting to the base case scenario and to the downside scenario (with all other assumptions, held constant):

	Consolidated		Parent Entity
$m	2023	2022	2023	2022
Reported probability-weighted ECL	4,930	4,625	4,267	4,080
100% base case ECL	3,409	2,983	2,927	2,582
100% downside ECL	6,849	6,680	5,957	5,947

Summary of macroeconomic scenario weightings	The following table indicates the weightings applied by the Group and Parent Entity:

Macroeconomic scenario weightings (%)	2023	2022
Upside	5	5
Base	50	50
Downside	45	45